Income tax credit - Current taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Standard rate of corporation tax	19.00%	19.00%
UK
Income tax expense
UK corporation tax	£ 22,661